                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2001.
                                                        -------

Check here if Amendment;  / /               Amendment Number:
This Amendment (Check only one):               / /  is a restatement.
                                               / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                     White Mountains Insurance Group, Ltd.
Address of Principal Executive Office:    80 South Main Street
                                          Hanover, New Hampshire 03755-2053
                                          U.S.A.

Form 13F File Number:                     028-01681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    J. Brian Palmer
Title:   Chief Accounting Officer
Phone:   (603) 640-2228

Signature, Place, and Date of Signing:

/s/    J. Brian Palmer       Hanover, New Hampshire            August 14, 2001
------------------------    --------------------------      -------------------
       [Signature]               [City, State]                   [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
-                                   None

                                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                                     -------------

Form 13F Information Table Entry Total:                64 items
                                                     -------------

Form 13F Information Table Value Total:               $151,905,882
                                                     -------------

List of Other Included Managers:

Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number           Name

1.      028-07388                      Folksamerica Holding Company, Inc.
        ---------                      ----------------------------------
2.      028-00470                      CGU Asset Management, Inc.
        ---------                      --------------------------

                      WHITE MOUNTAINS INSURANCE GROUP, Ltd.

                   FORM 13F Information Table - June 30, 2001

      -----------------------------------------------------------------------------------------------------------------------
                                                                Title                 CUSIP              Market
      Name of Issuer                                           of class              Number               Value
      -----------------------------------------------------------------------------------------------------------------------

  1   Alleghany Corp Del                                         COM               017175-10-0                  583,828
  2   Ambac Finl Group Inc.                                      COM               023139-10-8                  765,039
  3   Amgen Inc.                                                 COM               031162-10-0                4,551,000
  4   Aon Corp.                                                  COM               037389-10-3                4,628,400
  5   Archstone Cmntys Tr                                     SH BEN INT           039581-10-3                4,416,114
  6   Arden Rlty Inc                                             COM               039793-10-4                2,536,500
  7   Avalonbay Cmntys Inc                                       COM               053484-10-1                2,407,625
  8   Berkley W.R. Corp                                          COM               084423-10-2                  244,378
  9   Berkshire Hathaway, Inc. Del                               CL B              084670-20-7                1,200,600
 10   Bisys Group Inc.                                           COM               055472-10-4                  298,540
 11   Boston Properties Inc                                      COM               101121-10-1                2,249,500
 12   Bristol Myers Squibb Co.                                   COM               110122-10-8                2,510,400
 13   Carnival Corp.                                             COM               143658-10-2                  601,720
 14   Chateau Cmntys Inc                                         COM               161726-10-4                  455,115
 15   Cisco Sys Inc                                              COM               17275R-10-2                2,211,300
 16   Citigroup Inc.                                             COM               172967-10-1                  792,600
 17   Coca Cola Corp                                             COM               191216-10-0                1,305,000
 18   Criimi Mae Inc                                             COM               226603-10-8                   27,715
 19   Dime Bancorp Inc New                                       COM               25429Q-10-2                  273,788
 20   E M C Corp Mass                                            COM               268648-10-2                2,486,250
 21   Elan PLC                                                   ADR               284131-20-8                4,697,000
 22   Fidelity Natl Finl, Inc.                                   COM               316326-10-7                1,952,578
 23   First Data Corp.                                           COM               319963-10-4                  736,808
 24   First Union Corp                                           COM               337358-10-5                  277,424
 25   Gables Residential Tr                                   SH BEN INT           362418-10-5                  596,005
 26   Gillette Co                                                COM               375766-10-2                   90,449
 27   HCC Ins. Hldgs Inc.                                        COM               404132-10-2                  393,960
 28   Huntington Bancshares Inc.                                 COM               446150-10-4                   46,107
 29   IMS Health Inc                                             COM               449934-10-8                  575,700
 30   Intel Corp.                                                COM               458140-10-0                2,632,500
 31   International Speedway Corp                                CL A              460335-20-1                  250,320
 32   Intuit                                                     COM               461202-10-3                  291,927
 33   John Hancock Financial                                     COM               41014S-10-6                  163,053
 34   Johnson & Johnson                                          COM               478160-10-4                4,800,000
 35   Lafarge Corp.                                              COM               505862-10-2                  343,813
 36   Level 3 Communications Inc.                                COM               52729N-10-0                  111,996
 37   Liberty Financial Cos. Inc                                 COM               530512-10-2                  223,905
 38   London Pac Group Ltd.                            SPONSORED ADR               542073-10-1                  119,364
 39   Mack-Cali Rlty Corp                                        COM               554489-10-4                3,132,800
 40   Microsoft Corp                                             COM               594918-10-4                2,701,000
 41   J P Morgan Chase & Co Inc.                                 COM               46625H-10-0                  496,398
 42   Pacific Century Finl Corp                                  COM               694058-10-8                  421,667
 43   Partner Re Ltd.                                            COM               G6852T-10-5                  686,960
 44   Paula Finl Del                                             COM               703588-10-3                  800,000
 45   Pepsico Inc.                                               COM               713448-10-8                1,166,880
 46   Providian Finl Corp                                        COM               74406A-10-2                  651,792
 47   Public Storage Inc.                                        COM               74460D-10-9                2,045,850
 48   Qualcomm, Inc.                                             COM               747525-10-3                1,462,000
 49   Reckson Associates Realty Corp                             COM               75621K-10-6                2,654,200
 50   Renaissance Re Hldgs Ltd                                   COM               G7496G-10-3                  910,815
 51   Schering-Plough Corp.                                      COM               806605-10-1                2,707,128
 52   Security Cap US Rlty                             SPONSORED ADR               814136-20-6                3,738,000
 53   Security Cap Group Inc                                     CL B              81413P-20-4                1,498,000
 54   Shurgard Storage Ctrs Inc.                                 COM               82567D-10-4                1,953,125
 55   Spieker Pptys Inc.                                         COM               848497-10-3                3,171,355
 56   Summit Pptys Inc                                           COM               866239-10-6                3,691,808
 57   Trizec Hahn Corp                                         SUB VTG             896938-10-7                  927,690
 58   Tyco Intl Ltd. New                                         COM               902124-10-6                1,090,200
 59   UICI                                                       COM               902737-10-5                  383,010
 60   United Fire &Cas Co.                                       COM               910331-10-7               59,190,370
 61   UnumProvident Corp.                                        COM               91529Y-10-6                  217,774
 62   Waddell & Reed Financial Inc.                              CL A              930059-10-0                  528,003
 63   Wal-Mart Stores, Inc.                                      COM               931142-10-3                2,576,640
 64   XL Capital Ltd.                                            CL A              G98255-10-5                  254,100
                                                                                                       -----------------
                                                                                                       $    151,905,882



      -----------------------------------------------------------------------------------------------------------------------------
                                                                                                         Voting Authority (Shares)
                                                Amount and             Investment                ----------------------------------
      Name of Issuer                         Type of Security           Discretion   Managers *  Sole        Shared         None
      -----------------------------------------------------------------------------------------------------------------------------

  1   Alleghany Corp Del                                2,876   SH       DEFINED         1,3                  2,876
  2   Ambac Finl Group Inc.                            13,145   SH       DEFINED         1,3                 13,145
  3   Amgen Inc.                                       75,000   SH       DEFINED         1,3                 75,000
  4   Aon Corp.                                       132,240   SH       DEFINED         1,3                132,240
  5   Archstone Cmntys Tr                             171,300   SH       DEFINED         1,3                171,300
  6   Arden Rlty Inc                                   95,000   SH       DEFINED         1,3                 95,000
  7   Avalonbay Cmntys Inc                             51,500   SH       DEFINED         1,3                 51,500
  8   Berkley W.R. Corp                                 5,900   SH       DEFINED         1,3                  5,900
  9   Berkshire Hathaway, Inc. Del                        522   SH       DEFINED         1,3                    522
 10   Bisys Group Inc.                                  5,060   SH       DEFINED         1,3                  5,060
 11   Boston Properties Inc                            55,000   SH       DEFINED         1,3                 55,000
 12   Bristol Myers Squibb Co.                         42,000   SH       DEFINED         1,3                 48,000
 13   Carnival Corp.                                   19,600   SH       DEFINED         1,3                 19,600
 14   Chateau Cmntys Inc                               15,000   SH       DEFINED         1,3                 15,000
 15   Cisco Sys Inc                                   121,500   SH       DEFINED         1,3                121,500
 16   Citigroup Inc.                                   15,000   SH       DEFINED         1,3                 15,000
 17   Coca Cola Corp                                   29,000   SH       DEFINED         1,3                 29,000
 18   Criimi Mae Inc                                   44,701   SH       DEFINED         1,3                 44,701
 19   Dime Bancorp Inc New                              7,350   SH       DEFINED         1,3                  7,350
 20   E M C Corp Mass                                  85,000   SH       DEFINED         1,3                 85,000
 21   Elan PLC                                         77,000   SH       DEFINED         1,3                 77,000
 22   Fidelity Natl Finl, Inc.                         79,470   SH       DEFINED         1,3                 79,470
 23   First Data Corp.                                 11,450   SH       DEFINED         1,3                 11,450
 24   First Union Corp                                  7,940   SH       DEFINED         1,3                  7,940
 25   Gables Residential Tr                            19,900   SH       DEFINED         1,3                 19,900
 26   Gillette Co                                       3,120   SH       DEFINED         1,3                  3,120
 27   HCC Ins. Hldgs Inc.                              16,080   SH       DEFINED         1,3                 16,080
 28   Huntington Bancshares Inc.                        2,820   SH       DEFINED         1,3                  2,820
 29   IMS Health Inc                                   20,200   SH       DEFINED         1,3                 20,200
 30   Intel Corp.                                      90,000   SH       DEFINED         1,3                 90,000
 31   International Speedway Corp                       5,960   SH       DEFINED         1,3                  5,960
 32   Intuit                                            7,300   SH       DEFINED         1,3                  7,300
 33   John Hancock Financial                            4,050   SH       DEFINED         1,3                  4,050
 34   Johnson & Johnson                                96,000   SH       DEFINED         1,3                 96,000
 35   Lafarge Corp.                                    10,260   SH       DEFINED         1,3                 10,260
 36   Level 3 Communications Inc.                      20,400   SH       DEFINED         1,3                 20,400
 37   Liberty Financial Cos. Inc                        6,900   SH       DEFINED         1,3                  6,900
 38   London Pac Group Ltd.                            20,300   SH       DEFINED         1,3                 20,300
 39   Mack-Cali Rlty Corp                             110,000   SH       DEFINED         1,3                110,000
 40   Microsoft Corp                                   37,000   SH       DEFINED         1,3                 37,000
 41   J P Morgan Chase & Co Inc.                       11,130   SH       DEFINED         1,3                 11,130
 42   Pacific Century Finl Corp                        16,350   SH       DEFINED         1,3                 16,350
 43   Partner Re Ltd.                                  12,400   SH       DEFINED         1,3                 12,400
 44   Paula Finl Del                                  423,712   SH       DEFINED         2,3                423,712
 45   Pepsico Inc.                                     26,400   SH       DEFINED         1,3                 26,400
 46   Providian Finl Corp                              11,010   SH       DEFINED         1,3                 11,010
 47   Public Storage Inc.                              69,000   SH       DEFINED         1,3                 69,000
 48   Qualcomm, Inc.                                   25,000   SH       DEFINED         1,3                 25,000
 49   Reckson Associates Realty Corp                  115,400   SH       DEFINED         1,3                115,400
 50   Renaissance Re Hldgs Ltd                         12,300   SH       DEFINED         1,3                 12,300
 51   Schering-Plough Corp.                            74,700   SH       DEFINED         1,3                 74,700
 52   Security Cap US Rlty                            178,000   SH       DEFINED         1,3                178,000
 53   Security Cap Group Inc                           70,000   SH       DEFINED         1,3                 70,000
 54   Shurgard Storage Ctrs Inc.                       62,500   SH       DEFINED         1,3                 62,500
 55   Spieker Pptys Inc.                               52,900   SH       DEFINED         1,3                 52,900
 56   Summit Pptys Inc                                137,600   SH       DEFINED         1,3                137,600
 57   Trizec Hahn Corp                                 51,000   SH       DEFINED         1,3                 51,000
 58   Tyco Intl Ltd. New                               20,000   SH       DEFINED         1,3                 20,000
 59   UICI                                             30,040   SH       DEFINED         1,3                 30,040
 60   United Fire &Cas Co.                          2,025,680   SH       DEFINED         2,3              2,025,680
 61   UnumProvident Corp.                               6,780   SH       DEFINED         1,3                  6,780
 62   Waddell & Reed Financial Inc.                    16,630   SH       DEFINED         1,3                 16,630
 63   Wal-Mart Stores, Inc.                            52,800   SH       DEFINED         1,3                 52,800
 64   XL Capital Ltd.                                   3,095   SH       DEFINED         1,3                  3,095


*   1    =   Folksamerica Holding Company, Inc. (FORM 13F filed separately)
    2    =   CGU Asset Management Inc. (FORM 13F filed separately)
    3    =   White Mountains Insurance Group, Ltd.